Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Loss Per Share
Schedule of computation of basic and diluted net loss per share

	For the nine months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Numerator:
Net loss	(5,215,966)	(5,803,386)	(854,747)
Net loss attributable to ordinary shareholders	(5,215,966)	(5,803,386)	(854,747)

Denominator: (in thousands of shares)
Weighted-average number of ordinary shares outstanding – basic and diluted	4,619,623	4,739,382	4,739,382

Loss per share – basic and diluted	(1.13)	(1.22)	(0.18)